Class A Ordinary Share Subject To Possible Redemption (Tables)	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Temporary Equity Disclosure [Abstract]
Summary Of Reconciliation Of Class A Ordinary Shares Subject to Possible Redemption Reflected on The Condensed Balance Sheet
The Class A ordinary shares subject to possible redemption reflected on the condensed balance sheet is reconciled on the following table:

Gross proceeds	$575,000,000
Less:
Fair value of Public Warrants at issuance	28,750,000
Offering costs allocated to Class A ordinary shares subject to possible redemption	30,740,575
Plus:
Accretion of carrying value to redemption value	(59,490,575)

Class A ordinary share subject to possible redemption	$575,000,000

The Class A ordinary shares subject to possible redemption reflected on the condensed balance sheet is reconciled on the following table:

Gross proceeds	$575,000,000
Less:
Fair value of Public Warrants at issuance	28,750,000
Offering costs allocated to Class A ordinary shares subject to possible redemption	30,740,575
Plus:
Accretion of carrying value to redemption value	(59,490,575)

Class A ordinary shares subject to possible redemption	$575,000,000